Consolidated Statement of Equity Statement (USD $) In Millions, except Share data, unless otherwise specified	Total USD ($)	Number of Ordinary Shares [Member]	Ordinary Shares [Member] USD ($)	Net Parent Investment [Member] USD ($)	Retained Earnings [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Parent [Member] USD ($)	Noncontrolling Interest [Member] USD ($)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2011	$ 539.0
Stockholders' Equity Attributable to Noncontrolling Interest at Dec. 31, 2011								35.3
Stockholders' Equity Attributable to Parent at Dec. 31, 2011			0	580.0		(76.3)	503.7
Stockholders' Equity Attributable to Parent [Roll Forward]
Net (loss) income attributable to SunEdison Semiconductor Limited	121.3			121.3	0		121.3
Other comprehensive income (loss), net of tax, attributable to parent, including translation adjustment attributable to noncontrolling interest						(18.9)	(18.9)
Amount of accumulated other comprehensive income transferred from SunEdison (2)						0
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Net income attributable to noncontrolling interests	1.4							1.4
Comprehensive (Income) Loss, Net of Tax, Attributable to Noncontrolling Interest								2.2
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	122.7
Net other comprehensive (loss) income	(16.7)
Proceeds from Contributions from Parent	169.0			169.0			169.0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2012	814.0
Stockholders' Equity Attributable to Noncontrolling Interest at Dec. 31, 2012								38.9
Stockholders' Equity Attributable to Parent at Dec. 31, 2012			0	870.3	0	(95.2)	775.1
Stockholders' Equity Attributable to Parent [Roll Forward]
Net (loss) income attributable to SunEdison Semiconductor Limited	(57.7)			(57.7)	0		(57.7)
Other comprehensive income (loss), net of tax, attributable to parent, including translation adjustment attributable to noncontrolling interest						(15.0)	(15.0)
Amount of accumulated other comprehensive income transferred from SunEdison (2)						0
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Net income attributable to noncontrolling interests	2.4							2.4
Comprehensive (Income) Loss, Net of Tax, Attributable to Noncontrolling Interest								2.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(55.3)
Net other comprehensive (loss) income	(12.1)
Proceeds from Contributions from Parent	(35.4)			(35.4)			(35.4)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2013	711.2
Stockholders' Equity Attributable to Noncontrolling Interest at Dec. 31, 2013	44.2							44.2
Stockholders' Equity Attributable to Parent at Dec. 31, 2013	667.0		0	777.2	0	(110.2)	667.0
Stockholders' Equity Attributable to Parent [Roll Forward]
Net income (loss) pre IPO attributable to parent				(11.5)
Net (loss) income attributable to SunEdison Semiconductor Limited	(90.2)				(78.7)		(90.2)
Other comprehensive income (loss), net of tax, attributable to parent, including translation adjustment attributable to noncontrolling interest						(71.0)	(71.0)
Stockholders' Equity, Other			935.2	(935.2)
Adjustments to Additional Paid in Capital, Share-based Compensation, Employee Stock Purchase Program, Requisite Service Period Recognition	7.9		7.9				7.9
Amount of accumulated other comprehensive income transferred from SunEdison (2)						7.1
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Net income attributable to noncontrolling interests	(0.8)							(0.8)
Comprehensive (Income) Loss, Net of Tax, Attributable to Noncontrolling Interest								(0.5)
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	(41.7)							(41.7)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(91.0)
Net other comprehensive (loss) income	(71.5)
Proceeds from Contributions from Parent	176.6			169.5			176.6
Number of Ordinary Shares [Roll Forward]
Shares, Issued		41,500,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2014	691.5
Stockholders' Equity Attributable to Noncontrolling Interest at Dec. 31, 2014	1.2							1.2
Stockholders' Equity Attributable to Parent at Dec. 31, 2014	$ 690.3		$ 943.1	$ 0	$ (78.7)	$ (174.1)	$ 690.3
Ordinary shares outstanding at Dec. 31, 2014	41,506,175	41,500,000